Commitments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 8. Commitments

Effective March 1, 2015, the Company entered into a lease agreement (the “Lease”) in the Pittsburgh Life Sciences Greenhouse at a monthly rate of $750. The Lease was renewed effective March 1, 2016 at a monthly rate of $800 through August 30, 2018. Rent expense for the years ended December 31, 2017 and 2016 was $9,600 and $9,500, respectively.

On August 1, 2013, the Company and Vector Asset Management, Inc. (“Vector”) entered into a Consulting Agreement whereby Vector will assist the Company with identifying subject matter experts in the medical device and biotechnology industries and to assist the Company with its ongoing research, development and eventual commercialization of its Regeneration Technology (collectively, the “Services”). On May 1, 2016, Vector and the Company entered into an amendment to the consulting agreement. Pursuant to the amendment, the term of the agreement terminates only upon written notice, and the monthly consulting fee, in consideration of the Services, was increased to $6,800 from $5,000. No other changes were made to the agreement.

In connection with the Company’s anticipated regulatory filings, the Company has engaged StemCell Systems GmbH (“StemCell Systems”) to provide it with prototypes and related documents under various agreements. Pursuant to these engagements the Company incurred expenses of $219,806 and $184,517 in during the years ended December 31, 2017 and 2016, respectively. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a principal of StemCell Systems.

On August 1, 2017, the Company and the University of Pittsburgh entered into a Corporate Research Agreement whereby the University of Pittsburgh will perform academic research related to the Company’s technologies in exchange for $171,595 with $42,899 due on August 1, 2017; $42,899 due on November 1, 2017; $42,899 due on February 1, 2018 and $42,898 due on May 31, 2018. As of December 31, 2017, the Company had paid one advance and $42,899 is recorded as accounts payable in the accompanying consolidated balance sheets as of December 31, 2017.

See also “Note 9. Related Party Transactions.”